Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
a. Accounts receivable and prepaid expenses
Institutions		$ 124	$ 125
Prepaid expenses		84	105
Other		62	104
Total		270	334
b. Trade payable, breakdown by currency:
USD		35	180
NIS		798	442
Total		833	622
c. Accounts payable and accruals - other:
Employees and institutions for employees		799	385
Provisions for vacation and others		245	196
Other		159	38
Total		1,203	619
Disaggregated revenues
Revenues from the sales of goods		1,949	739	$ 463
Revenues from the rendering of services		369	190
Revenues from licensing agreement (see Note 2(l))			4,085
Total revenues		2,318	5,014	463
Revenues by geographical area (based on the location of customers):
United states and Canada		2,078	4,868	223
Europe		240	146	240
Total revenues		2,318	5,014	463
Major customers
Customer A		1,374	4,274	191
Customer B				145
Customer C				82
Customer D		419	505
Customer E		242
The changes in deferred revenues relating to goods that were not yet delivered are as follows:
Balance at beginning of year		(1,950)
Contract liability recognized due to LB agreement			(1,959)
Revenue recognized during the period		1,008	9
Balance at end of year	[1]	(942)	(1,950)
Contract liability presented in current liabilities		(942)	(970)
Contract liability presented in non-current liabilities			(980)
Research and development
Payroll and related expenses		1,954	1,968	2,136
Share-based payments		549	457	333
Subcontractors and consultants		77	296	551
Consumables and materials		304	309	194
Depreciation and amortization		354	220	227
Rent and maintenance		980	780	750
Other		224	174	299
Research and development, gross		4,442	4,204	4,490
Less:
Participation in R&D expenses				(159)
IIA participation in R&D expenses, see Note 7(a)		(28)	(327)	(425)
Total		(28)	(327)	(584)
Research and Development		4,414	3,877	3,906
General, administrative and marketing
Payroll and related expenses		1,293	1,152	813
Share-based payments	[2]	576	977	623
Directors' salary and insurance		415	168	114
Rent and office maintenance		84	89	89
Professional services		1,012	1,111	667
Depreciation		33	23	13
Other		243	203	147
Total		3,656	3,723	2,466
Financial expenses:
Bank and other fees		63	17	9
Remeasurement of financial instruments		3,230	2,154	17
Other financing expenses		10	9	21
Total financial expenses		$ 3,303	$ 2,180	$ 47

[1]	Represents the unfulfilled performance obligation related to First BioInk.
[2]	Share-based payments expenses for the year ended December 31, 2018 and 2017, include amount of $583 and $425, respectively, due to services received from Alpha, and none for the year ended December 31, 2019.